Other assets and liabilities	6 Months Ended
Jun. 30, 2025
Other Assets And Other Liabilities [Line Items]
Other assets and liabilities
Note 11

Other assets and liabilities

a) Other financial assets measured at amortized cost
USD m 30.6.25 31.3.25 31.12.24
Debt securities 52,645 48,097 41,585
Loans to financial advisors 2,682 2,738 2,723
Fee- and commission-related receivables 2,732 2,506 2,242
Finance lease receivables 6,770 6,056 5,879
Settlement and clearing accounts

458 445 430
Accrued interest income 2,171 2,101 2,115
Other
1
4,754 4,571 3,862
Total other financial assets measured at amortized cost 72,211 66,513 58,835
1 Predominantly includes cash collateral provided to exchanges and clearing houses to secure securities trading activity through those counterparties.

b) Other non-financial assets
USD m 30.6.25 31.3.25 31.12.24
Precious metals and other physical commodities

9,465 7,623 7,341
Deposits and collateral provided in connection with litigation,

regulatory and similar matters
1
2,132 2,012 1,946
Prepaid expenses 1,886 1,867 1,679
Current tax assets

1,412 1,460 1,546
VAT,

withholding tax and other tax receivables
1,013 875 1,233
Properties and other non-current assets held for sale 186 189 196
Assets of disposal groups held for sale
2
1,705
Other 1,734 1,810 2,119
Total other non-financial assets 17,829 15,836 17,766
1 Refer to Note 14 for more information.

2 Refer to Note 5 for more information about the sale of Select Portfolio Servicing.

c) Other financial liabilities measured at amortized cost
USD m 30.6.25 31.3.25 31.12.24
Other accrued expenses 3,015 3,039 3,140
Accrued interest expenses 5,378 4,951 5,876
Settlement and clearing accounts 1,919 2,218 1,944
Lease liabilities 4,433 4,560 4,597
Other

3,613 4,375 5,476
Total other financial liabilities measured at amortized cost 18,358 19,143 21,033

d) Other financial liabilities designated at fair value
USD m 30.6.25 31.3.25 31.12.24
Financial liabilities related to unit-linked investment contracts 19,669 17,528 17,203
Securities financing transactions 4,699 4,093 5,798
Over-the-counter debt instruments and other 5,043 5,613 5,698
Total other financial liabilities designated at fair value 29,410 27,235 28,699

e) Other non-financial liabilities
USD m 30.6.25 31.3.25 31.12.24
Compensation-related liabilities 8,228 6,716 9,592
of which: net defined benefit liability 818 779 763
Current tax liabilities 1,103 1,818 1,671
Deferred tax liabilities 383 365 340
VAT,

withholding tax and other tax payables
1,029 1,054 1,156
Deferred income 593 546 555
Liabilities of disposal groups held for sale
1
1,199
Other 129 91 320
Total other non-financial liabilities 11,465 10,590 14,834
1 Refer to Note 5 for more information about the sale of Select Portfolio Servicing.